UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment |_|; Amendment Number:
                                              -----------
  This Amendment (Check only one.):    |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Promethean Investment Group, LLC
Address:  750 Lexington Avenue, 22nd Floor
          New York, NY 10022

Form 13F File Number: 28-10099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James F. O'Brien, Jr.
Title: Managing Member
Phone: 212-702-5221

Signature, Place, and Date of Signing:


/s/ James F. O'Brien, Jr.         New York, NY                     5/15/02
-------------------------------   ------------------------         -------------
             [Signature]               [City, State]                   [Date]

Report Type (Check only one.):


|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28- 10097                       Promethean Asset Management, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         3

Form 13F Information Table Value Total:         892
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

              NONE

Quarter Ended March 31, 2002

                           Form 13F Information Table

        Column 1        Column 2  Column 3  Column 4  Column 5               Column 6    Column 7            Column 8
-------------------------------------------------------------------------------------------------------------------------------
                       Title of               Value    SHRS or    SH/ PUT/  Investment    Other           Voting Authority
       Name of Issuer    Class     Cusip     (x1000)   PRN AMT      Call    Discretion   Managers      Sole    Shared     None
--------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP        COM     247025959      300      11,500     PUT        SOLE                 11,500
INTEL CORP                COM     458140950      249       8,200     PUT        SOLE                  8,200                 --
INTERNATIONAL BUSINESS
MACHINES                  COM     459200951      343       3,300     PUT        SOLE                  3,300                 --

                                  TOTALS:        892